Short-term Borrowings (Movement of Short-term Borrowings) (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
SHORT-TERM BORROWINGS [Abstract]
Balance at beginning of year	858,849,000	0	$ 237,940,000
Add: Current year additions	2,848,106,000	876,850,000
Current year additions from acquisition	0	2,421,000
Less: Current year repayment	(2,235,891,000)	(1,090,000)
Foreign currency translation	11,323,000	(19,332,000)
Balance at end of year	1,482,387,000	858,849,000	237,940,000
Weighted average borrowings	2,388,500,000	424,400,000